                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-11495
                                                               File No. 811-4989


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X


  Pre-Effective Amendment No.

  Post-Effective Amendment No. 26                                              X

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X



     Amendment No. 27

                            VOYAGEUR MUTUAL FUNDS II
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


          1818 Market Street, Philadelphia, Pennsylvania           19103
--------------------------------------------------------------------------------
            (Address of Principal Executive Offices)             (Zip Code)


Registrant's Telephone Number, including Area Code:               (215) 255-1244
                                                                  --------------


    Richard J. Flannery, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            November 1, 1999
                                                                ----------------


It is proposed that this filing will become effective:

           ________  immediately upon filing pursuant to paragraph (b)

           ________  on (date) pursuant to paragraph (b)

           ________  60 days after filing pursuant to paragraph (a)(1)

              X      on November 1, 1999 pursuant to paragraph (a)(1)
           --------

           ________  75 days after filing pursuant to paragraph (a)(2)

           ________  on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate:
           ________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to Rule 414 under the Securities Act of 1933, Voyageur Mutual Funds II, as successor issuer of Voyageur Mutual Funds II, Inc., is filing this amendment to the registration statement of Voyageur Mutual Funds II, Inc. and expressly adopts the registration statement of Voyageur Mutual Funds II, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 26 to Registration File No. 33-11495 includes the following:


        1.  Facing Page

        2.  Contents Page

        3.  Part A - Prospectus(1)

        4.  Part B - Statement of Additional Information(1)

        5.  Part C - Other Information(2)

        6.  Signatures

This Post-Effective Amendment relates to the Registrant's one series of shares and its classes: Delaware Tax-Free Colorado Fund - Delaware Tax-Free Colorado Fund A Class, Delaware Tax-Free Colorado Fund B Class and Delaware Tax-Free Colorado Fund C Class.

(1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 23 to the Registration Statement of Voyageur Mutual Funds filed August 16, 1999.

(2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 23 to the Registration Statement of Voyageur Mutual Funds filed August 16, 1999.

                                     PART C
                                     ------

                                Other Information
                                -----------------


Item 23.       Exhibits

               (a) Agreement and Declaration of Trust.
                   -----------------------------------

                   (1) Agreement and Declaration of Trust (December 17, 1998)
                       attached as Exhibit.

                   (2) Certificate of Trust (December 17, 1998) attached as
                       Exhibit.

               (b) By-Laws. By-Laws (December 17, 1998) attached as Exhibit.
                   -------

               (c) Copies of All Instruments Defining the Rights of Holders.
                   --------------------------------------------------------

                   (1) Agreement and Declaration of Trust. Articles III, V and
                       VI of Agreement and Declaration of Trust attached as Exhibit (a)(1).

                   (2) By-Laws. Article II of By-Laws attached as Exhibit (b).

               (d) Investment Management Agreement.
                   -------------------------------

                   (1) Form of Investment Management Agreement (November 1999)
                       between Delaware Management Company and the Registrant attached as Exhibit.

               (e) (1) Distribution Agreement.
                       ----------------------

                       (i) Form of Distribution Agreement (November 1999)
                           between Delaware Distributors, L.P. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                   (2) Administration and Service Agreement. Form of
                       Administration and Service Agreement (as amended November
                       1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                   (3) Dealer's Agreement. Dealer's Agreement (as amended
                       November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                   (4) Mutual Fund Agreement for the Delaware Group of Funds (as
                       amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.


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               (f) Inapplicable.

               (g) Custodian Agreement.
                   -------------------

                   (1) Form of Custodian Contract with Norwest Bank Minnesota
                       N.A. (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 28, 1997.

               (h) Other Material Contracts.
                   ------------------------

                   (1) Form of Shareholder Services Agreement (November 1999)
                       between Delaware Service Company, Inc. and the Registrant on behalf of the Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                   (2) Form of Fund Accounting Agreement (November 1999) between
                       Delaware Service Company, Inc. and the Registrant on behalf of the Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

               (i) Opinion of Counsel. Attached as Exhibit.
                   ------------------

               (j) Consent of Auditors. To be filed by Amendment.
                   -------------------

               (k) Inapplicable.

               (l) Letter of Investment Intent incorporated into this filing by reference to Form N-1A filed on April 13, 1987.

               (m) Plans under Rule 12b-1.
                   ----------------------

                   (1) Form of Plan under Rule 12b-1 for Class A, B and C Shares
                       (November 1999) of incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 30, 1996.

               (n) Plan under Rule 18f-3.

                   (1) Form of Plan under Rule 18f-3 (November 1999)
                       incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 29, 1998.

          (19) Other:  Trustees' Powers of Attorney. Attached as Exhibit.

Item 24.   Persons Controlled by or under Common Control with Registrant. None.

Item 25.   Indemnification.  Article VI of the By-Laws attached as Exhibit (b).

Item 26.          Business and Other Connections of Investment Adviser.

                  Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Insured Funds, Voyageur Tax Free Funds, Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Item 26(a) incorporated into this filing by reference to Post-Effective Amendment No. 23 to the Registration Statement of Voyageur Mutual Funds filed August 16, 1999.

Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 23 to the Registration Statement of Voyageur Mutual Funds filed August 16, 1999.

Item 28.          Location of Accounts and Records.

                  All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103, One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Minneapolis, Minnesota 55402.

Item 39.          Management Services. None.

Item 30.          Undertakings. Inapplicable.




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                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 12th day of August, 1999.

                                         VOYAGEUR MUTUAL FUNDS II

                                               By   /s/David K. Downes
                                                    ----------------------------
                                                       David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                                        Title                                    Date
-----------------------------            ----------------------------------------        -----------------
/s/David K. Downes                       President/Chief Executive Officer/
-----------------------------            Chief Operating Officer/Chief Financial          August 12, 1999
David K. Downes                          Officer (Principal Executive Officer,
                                         Principal Financial Officer and Principal
                                         Accounting Officer) and Trustee

/s/Wayne A. Stork*                       Trustee                                          August 12, 1999
-----------------------------
Wayne A. Stork

/s/Walter P. Babich*                     Trustee                                          August 12, 1999
-----------------------------
Walter P. Babich

/s/ Anthony D. Knerr*                    Trustee                                          August 12, 1999
-----------------------------
Anthony D. Knerr

/s/ Ann R. Leven*                        Trustee                                          August 12, 1999
-----------------------------
Ann R. Leven

/s/Thomas F. Madison*                    Trustee                                          August 12, 1999
-----------------------------
Thomas F. Madison

/s/Charles E. Peck*                      Trustee                                          August 12, 1999
-----------------------------
Charles E. Peck

/s/Jan L. Yeomans*                       Trustee                                          August 12, 1999
-----------------------------
Jan L. Yeomans
                                         *By /s/ Wayne A. Stork
                                                 --------------
                                                Wayne A. Stork
                                          as Attorney-in-Fact for
                                       each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.      Exhibit
----------       -------

EX-99.A1         Agreement and Declaration of Trust

EX-99.A2         Certificate of Trust

EX-99.B          By-Laws

EX-99.D1 Form of Investment Management Agreement (November 1999) between Delaware Management Company and the Registrant

EX-99.I          Opinion of Counsel

EX-99.O          Powers of Attorney